Label	Element	Value
ISI Prospectus | Royce Special Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	The Royce Fund Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2019
Risk/Return [Heading]	rr_RiskReturnHeading	Royce Special Equity Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective as of the date hereof, the third sentence in the second paragraph under the heading “Principal Investment Strategy” for Royce Special Equity Fund is hereby deleted and replaced with the following:

Although the Fund normally focuses on securities of U.S. companies, it may invest up to 10% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries.

December 5, 2019